Accounts receivable	12 Months Ended
Dec. 31, 2024
Accounts Receivable [Abstract]
Accounts receivable
9.
Accounts receivable

	December 31, 2023	December 31, 2024
	NT$000	NT$000
Accounts receivable	5,328,835	5,011,644
Less: Loss allowance	(2,454)	(1,490)
	5,326,381	5,010,154

a)
The Group’s credit term granted to customers is 30~90 days. Receivables do not bear interest. The loss allowance is determined based on the credit quality of customers. Information relating to credit risk is provided in Note 40 a).
b)
The aging analysis of accounts receivable based on past due date are as follows:

	December 31, 2023	December 31, 2024
	NT$000	NT$000
Current	5,326,523	5,007,362
Within 1 month	2,089	4,282
1-2 months	223	—
	5,328,835	5,011,644

c)
As of December 31, 2023 and 2024, accounts receivable were all from contracts with customers. And as of January 1, 2023, the balance of accounts receivable from contracts with customers was NT$4,381,563 thousand.
d)
Without taking into account of any collateral held or other credit enhancements, the amount that best reflects the Group’s maximum exposure to credit risk in respect of the accounts receivable is the carrying amount at the end of each reporting period.
e)
No accounts receivable of the Group were pledged to others.